Debt - Summary of Foreign Currency Translation (Detail)	Sep. 30, 2025 $ / $ $ / ¥ $ / £ $ / € $ / SFr $ / MXV	Sep. 30, 2024 $ / MXV $ / $ $ / ¥ $ / £ $ / € $ / SFr
Disclosure of long term debt [Line Items]
Currency exchange rate	18.3825
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	18.3825	19.6290
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1229	0.1357
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	24.6399	26.3421
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	21.5075	21.9472
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	23.0386	23.2049
UDI
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.550668	8.247167